CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Payments to suppliers and employees	$ (7,177,345)	$ (9,937,002)	$ (7,713,845)
Grant income, classified as operating activities	138,100	0	0
Interest paid	(157,271)	0	0
Interest received	221,088	127,190	131,849
Net cash flows used in operating activities	(6,975,428)	(9,809,812)	(7,581,996)
Investing activities
Purchase of exploration and evaluation assets	(2,747,784)	(1,523,104)	(564,217)
Purchase of property, plant and equipment	(669,471)	(14,407)	(1,346)
Payment of deposits	0	(15,000)	(36,617)
Net cash flows used in investing activities	(3,417,255)	(1,552,511)	(602,180)
Financing activities
Proceeds from issue of shares	27,435,257	8,831,759	12,491,525
Share issue costs	(2,326,270)	(509,865)	(657,716)
Repayment of borrowings	(352,303)	0	0
Proceeds from principal portion of sub-lease receivables	35,795	0	0
Payments for sub-lease costs	(25,060)	0	0
Payment of principal portion of lease liabilities	(83,232)	0	0
Net cash flows from financing activities	24,684,187	8,321,894	11,833,809
Net increase/(decrease) in cash and cash equivalents	14,291,504	(3,040,429)	3,649,633
Net foreign exchange differences	133,434	234,090	52,538
Cash and cash equivalents at beginning of year	4,432,150	7,238,489	3,536,318
Cash and cash equivalents at the end of the year	$ 18,857,088	$ 4,432,150	$ 7,238,489